UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Savannah-Baltimore Capital Management, LLC
Address: 410 Park Avenue
         Suite 420
         New York, New York  10022

13F File Number:  28-11571

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter M. Mulderry
Title:     Chief Operating Officer/Chief Compliance Officer
Phone:     646-898-4824

Signature, Place, and Date of Signing:

     Peter M. Mulderry     New York, NY/USA     November 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $495,703 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106     9283   281830 SH       SOLE                   281830        0        0
AGILENT TECHNOLOGIES INC       COM              00846U101    16733   511854 SH       SOLE                   511854        0        0
ALTRIA GROUP INC               COM              02209S103    72933   952749 SH       SOLE                   952749        0        0
BANTA CORP                     COM              066821109    11281   237000 SH       SOLE                   237000        0        0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104    21092   475687 SH       SOLE                   475687        0        0
FIDELITY NATL FINL INC         COM              316326107    19791   475165 SH       SOLE                   475165        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106     2942    79500 SH       SOLE                    79500        0        0
FIDELITY NATL TITLE GROUP IN   CL A             31620R105     1814    86532 SH       SOLE                    86532        0        0
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107    11845   311300 SH       SOLE                   311300        0        0
HEINZ H J CO                   COM              423074103    22090   526824 SH       SOLE                   526824        0        0
HUDSON CITY BANCORP            COM              443683107    16563  1250009 SH       SOLE                  1250009        0        0
IAC INTERACTIVECORP            COM NEW          44919P300     9687   336819 SH       SOLE                   336819        0        0
IDT CORP                       CL B             448947309    25278  1752986 SH       SOLE                  1752986        0        0
LANCE INC                      COM              514606102    16670   757061 SH       SOLE                   757061        0        0
LEVITT CORP                    CL A             52742P108     2906   247100 SH       SOLE                   247100        0        0
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104    27421  1345502 SH       SOLE                  1345502        0        0
MARSH & MCLENNAN COS INC       COM              571748102     7038   250000 SH       SOLE                   250000        0        0
METLIFE INC                    COM              59156R108    29366   518099 SH       SOLE                   518099        0        0
MICROSOFT CORP                 COM              594918104    30448  1113276 SH       SOLE                  1113276        0        0
PEP BOYS MANNY MOE & JACK      COM              713278109    10124   787871 SH       SOLE                   787871        0        0
PXRE GROUP LTD                 COM              G73018106     4190  1016994 SH       SOLE                  1016994        0        0
QUALCOMM INC                   COM              747525103    23696   651873 SH       SOLE                   651873        0        0
QUALCOMM INC                   COM              747525103    23384   643300 SH  PUT  SOLE                   643300        0        0
REGAL ENTMT GROUP              CL A             758766109    17077   861628 SH       SOLE                   861628        0        0
SAKS INC                       COM              79377W108    25095  1452277 SH       SOLE                  1452277        0        0
TRIARC COS INC                 CL B SER 1       895927309     9891   654178 SH       SOLE                   654178        0        0
VERIGY LTD                     SHS              Y93691106    13385   823200 SH       SOLE                   823200        0        0
WEYERHAEUSER CO                COM              962166104    13680   222331 SH       SOLE                   222331        0        0